Income Tax (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Valuation allowance increased	$ 926,104
Net operating loss	496,751	$ 140,241
South Africa [Member]
Net operating loss	459,680
Federal [Member]
Net operating loss	1,657,883
State [Member]
Net operating loss	$ 1,657,883